Audit Information	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Audit Information [Abstract]
Auditor firm ID	1147		876
Auditor name	Deloitte LLP	PricewaterhouseCoopers LLP
Auditor location	London, United Kingdom	London, United Kingdom